Goodwill (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Goodwill
Additions	¥ 11,478		¥ 1,529	¥ 4,260
Impairment	0		0	0
Goodwill	25,723		15,033	13,504
Disposal of a subsidiary	(788)
Accumulated impairment loss	(2,600)		(2,600)	(2,600)
Goodwill, ending balance	23,123	$ 3,353	12,433	10,904
JD Retail
Goodwill
Additions	1,398		1,529	2,627
Goodwill	11,417		10,807	9,278
Disposal of a subsidiary	(788)
Accumulated impairment loss	(7)		(7)	(7)
Goodwill, ending balance	11,410		10,800	9,271
JD Logistics
Goodwill
Additions	5,350		0	1,633
Goodwill	6,983		1,633	1,633
Goodwill, ending balance	6,983		1,633	1,633
Dada
Goodwill
Additions	3,144
Goodwill	3,144
Goodwill, ending balance	3,144
New Businesses
Goodwill
Additions	1,586
Goodwill	4,179		2,593	2,593
Accumulated impairment loss	(2,593)		¥ (2,593)	¥ (2,593)
Goodwill, ending balance	¥ 1,586